Commitments and Contingencies - Charter Hire (Table) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Minimum Future Charter Revenues for the year ending
2021	$ 114,794
2022	103,824
2023	103,824
2024	103,935
2025	103,478
2026 and thereafter	447,063
Total	$ 976,918